Financial Instruments Financing Receivables (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Financing Receivable, Credit Quality Indicator [Line Items]
Direct Financing Lease, Net Investment in Lease	$ 561,437	$ 575,163
Other loan receivables
Total direct financing leases and other loan receivables	729,941	822,261
Performing | Payment activity
Financing Receivable, Credit Quality Indicator [Line Items]
Direct Financing Lease, Net Investment in Lease	561,437	575,163
Other loan receivables
Long-term receivable and accrued revenue included in accounts receivable and other assets	6,871	15,694
Performing | Other internal metrics
Other loan receivables
Loans to equity-accounted investments and joint venture partners	$ 161,633	$ 231,404